Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants	6 Months Ended
Jun. 30, 2022 USD ($) $ / shares
Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants [Line Items]
Risk-free interest rate	0.25%
Expected dividend yield | $
Volatility	75.00%
Weighted average fair value per warrant | $ / shares	$ 3.38
Bottom of Range [Member]
Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants [Line Items]
Expected life of warrants	8 months 12 days
Top of Range [Member]
Share Capital and Reserves (Details) - Schedule of assumptions in calculating the fair value of the warrants [Line Items]
Expected life of warrants	1 year 9 months 3 days